Summary of Significant Accounting Policies - Schedule of Revenues from Contracts with Customers (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Futures brokerage commissions
Revenues from contracts with customers	$ 1,435,962	$ 4,261,667
Commission on futures broking earned from Hong Kong Exchange [Member]
Futures brokerage commissions
Revenues from contracts with customers	109,127	429,708
Commission on futures broking from overseas Exchanges [Member]
Futures brokerage commissions
Revenues from contracts with customers	859,086	1,901,015
Futures brokerage commissions [Member]
Futures brokerage commissions
Revenues from contracts with customers	968,213	2,330,723
Trading solution service revenues [Member]
Futures brokerage commissions
Revenues from contracts with customers	429,215	1,691,441
Other service revenues [Member]
Futures brokerage commissions
Revenues from contracts with customers	$ 38,534	$ 239,503